Schedule of stock option activity (Details) - $ / shares		12 Months Ended
	Jul. 29, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Number of Options, Ending Balance		78,462
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Opening Balance		62,137	112,493	124,653
Weighted Average Exercise Price, Opening Balance		$ 51.48	$ 97.89	$ 93.99
Number of Options, Granted		0	19,231	26,923
Weighted Average Exercise Price, Granted		$ 0	$ 29.25	$ 32.50
Number Of Options Cancelled Beginning	65,741	0	(65,741)	(11,391)
Weighted Average Exercise Price Cancelled Beginning	$ 97.50	$ 0	$ 97.50	$ 97.50
Number Of Options Cancelled Ending	3,846	0	(3,846)	(27,692)
Weighted Average Exercise Price Cancelled Beginning	$ 32.50	$ 0	$ 32.50	$ 32.50
Number of Options, Modified		62,137	0	0
Weighted Average Exercise Price, Modified		$ 19.50	$ 0	$ 0
Number of Options, Ending Balance		62,137	62,137	112,493
Weighted Average Exercise Price, Ending Balance		$ 19.50	$ 51.48	$ 97.89